Income and expenses - Research and development expenses (Detail) - Research and development expenses [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development expenses [line items]
Purchase of goods and services	€ (2,583)	€ (3,590)	€ (3,140)
Amortization and depreciation	(1,483)	(830)	(686)
Payroll expenses	(19,219)	(17,935)	(16,054)
Other	(63)	(61)	(79)
Total	€ (23,348)	€ (22,416)	€ (19,959)